Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of restrictions on cash and cash equivalents
	December 31,
	2021	2020

Cash and cash equivalents	$9,819	$4,319
Restricted cash	397	390
Restricted cash in other long-term assets	240	199

Cash, cash equivalents, and restricted cash, as reported in the statements of cash flows	$10,456	$4,908

Schedule of property and equipment useful life
%
Computers and software	33
Laboratory equipment	10 - 15
Furniture and office equipment	15
Leasehold improvements	Over the shorter of the term of the lease or its useful life